INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS - Equity method investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Balance at the beginning of the year	$ 6.4	$ 6.4	$ 19.6
Investment in Toloka	33.6
Share of profit / (loss) in equity method investments	(28.6)		(2.3)
Share of other comprehensive loss in equity method investments	(0.3)
Impairment loss			(10.9)
Total equity method investments	$ 11.1	$ 6.4	$ 6.4